Prepaid Expenses and Other Assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid Expenses and Other Assets [Abstract]
Schedule of Prepayment and Other Current Assets

At December 31, 2024 and 2023, prepayment and other current assets consisted of the following:-

	As of December 31,
	2024	2023
Prepayment	2,011,079	$1,247,942
Advance to suppliers	2,881,581	2,349,615
Deposits	1,159,683	1,107,788
Other receivables	929,530	1,326,729
Provision for expected credit loss	(150,000)	—
Exchange rate difference	1,684	—
	$6,833,557	$6,032,074